Note 12 - Commitments and Contingencies - Future Payments of Capital Lease Obligations (Details)	Oct. 31, 2018 USD ($)
2019	$ 108,081
2020	110,394
2021	112,776
2022	115,229
2023	117,756
Thereafter	173,638
Total minimum lease payments	737,874
Less the amount representing interest	(85,122)
Present value of minimum lease payments	$ 652,752